Geographical Sales and Segments - Schedule of Sales by Geographical Area (Details) - Continuing and discontinued operations [Member] - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Sales by Geographical Area [Line Items]
Total sales by geographical area	$ 83,944,661	$ 90,333,240
Domestic Sales [Member]
Schedule of Sales by Geographical Area [Line Items]
Total sales by geographical area	82,249,656	89,649,354
International Sales [Member]
Schedule of Sales by Geographical Area [Line Items]
Total sales by geographical area	$ 1,695,005	$ 683,886